Principal Accounting Policies - Operating leases and Adoption of ASU (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating lease weighted average remaining lease term	2 years 9 months 14 days
Operating lease, weighted average discount rate	5.61%
Operating lease cost and expenses	¥ 34.5	¥ 33.6	¥ 39.1
Short term lease cost and expenses	¥ 1.5	¥ 1.1	¥ 1.7
Accounting Standards Update 2016-02
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2019
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true
Change In Accounting Principle Accounting Standards Update Immaterial Effect	true